DEBT	6 Months Ended
Jun. 30, 2023
DEBT
DEBT

7.DEBT

The short-term and long-term debt as of December 31, 2022 and June 30, 2023 were as follows:

	As of
	December 31,	June 30,
	2022	2023
Short-term debt:
Long-term bank borrowings, current portion	208	115
Short-term bank borrowings	3,035	999
Convertible senior notes, current portion	—	3,601
FF&E liability, current portion	45	50
Total	3,288	4,765

Long-term debt:
Long-term bank borrowings, non-current portion	2,929	819
Convertible senior notes, non-current portion	3,463	—
FF&E liability, non-current portion	228	230
Others	15	16
Total	6,635	1,065

Bank borrowings

In August 2022, the Group entered into a 3-year long-term facility of EUR220 million and RMB-equivalent of EUR110 million term facility, and EUR70 million revolving credit facility agreement with several banks. The EUR70 million revolving credit facility is available for 35 months after the date of the agreement. The interest rate on the loan for each interest period is the aggregate of the applicable Margin and EURIBOR or one-year benchmark LPR. The margin for each loan depends on the currency of loan, a loan denominated in EUR means 1.55% per annum and a loan denominated in RMB means -0.15% per annum. There are some financial covenants including interest cover, leverage and book equity related to this facility. The Group was fully in compliance with the covenants as of June 30, 2023. As of December 31, 2022, the Group had drawn down EUR220 million, RMB equivalent of EUR110 million and EUR70 million under the facility agreement, among which, the Group repaid EUR220 million, RMB equivalent of EUR3 million and EUR70 million during the six months ended June 30, 2023. For the six months ended June 30, 2023, the weighted average interest rate of borrowings drawn under this agreement was 3.65%.

Convertible Senior Notes due 2022

On November 3, 2017, the Group issued US$475 million of Convertible Senior Notes (the “2022 Notes”). The 2022 Notes mature on November 1, 2022 and bear interest at a rate of 0.375% per annum, payable in arrears semi-annually on May 1 and November 1, beginning May 1, 2018. The Group had subsequently redeemed US$475 million of 2022 Notes on November 1, 2022.

Capped Call Options

In connection with the issuance of the 2022 Notes, the Group entered into capped call option transactions with some of the initial purchasers or their affiliates (the “Option Counterparties”) to reduce the potential dilution to existing shareholders of the Group upon conversion of the 2022 Notes. In June 2022, the Group and Option Counterparties terminated these capped call transactions before the conversion date of convertible notes on November 1, 2022 with the settlement amount of US$12.8 million, which was received by the Group in July 2022. The settlement amount of US$12.8 million was recorded as an increase to additional paid-in capital.

Convertible Senior Notes due 2026

In May 2020, the Company issued US$500 million Convertible Senior Notes (the “2026 Notes”). The 2026 Notes will mature on May 1, 2026 and bear interest at a rate of 3.00% per annum, payable in arrears semi-annually on May 1 and November 1 of each year, beginning on November 1, 2020. In 2020, proceeds to the Company were RMB3,499 (equivalently US$493 million), net of issuance costs of RMB49 (equivalently US$7 million).

Holders of the 2026 Notes have the option to convert their Notes at any time prior to the close of business on the second business day immediately preceding the maturity date. The 2026 Notes can be converted into the Company’s ADSs at an initial conversion rate of 23.971 of the Company’s ADSs per US$1,000 principal amount of the 2026 Notes (equivalent to an initial conversion price of US$41.72 per ADS).

The holders may require the Company to repurchase all or portion of the 2026 Notes for cash on May 1, 2024, or in the event of certain fundamental changes, at a repurchase price equal to 100% of the principal amount, plus accrued and unpaid interest. The carrying amount of 2026 Notes was classified as short-term debt as of June 30, 2023, because the holders are able to exercise the redemption right within one year.

Debt Maturities

The contractual maturities of the Group’s debt as of June 30, 2023 were as follows:

Principle Amounts
Remainder of 2023	579
2024	4,292
2025	766
2026	47
2027	40
Thereafter	120
Total	5,844